EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 13 - EARNINGS PER SHARE

The factors used in the earnings per share computation follow:

	2014	2013	2012

Basic Earnings Per Share
Net income	$7,070,718	$5,821,874	$7,007,562
Weighted average common shares outstanding	2,720,838	2,704,606	2,705,456
Basic earnings per share	$2.60	$2.15	$2.59

Diluted Earnings Per Share
Net income	$7,070,718	$5,821,874	$7,007,562
Weighted average common shares outstanding	2,720,838	2,704,606	2,705,456
Add effect of dilutive shares	—	3,980	2,146
Weighted average common shares outstanding including dilutive shares	2,720,838	2,708,586	2,707,602
Diluted earnings per share	$2.60	$2.15	$2.59

Stock options of 12,625 shares common stock from 2014, 19,100 shares common stock from 2013 and 28,460 shares common stock from 2012 were excluded from diluted earnings per share because their impact was antidilutive.  Stock grants of 0 shares common stock from 2014, 0 shares common stock from 2013 and 585 shares common stock from 2012 were excluded from diluted earnings per share because their impact was antidilutive.